Share-Based Incentives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Share-based Arrangements with Employees and Nonemployees [Abstract]
Service period	3 years
Minimum multiplier of gross LTI target value	4
Share based compensation expense	$ 3	$ 2	$ 36
Shares purchased by employees		$ 11
Excess of estimated fair value of the purchased shares over the purchase price paid	$ 1
Tax benefit of share-based compensation expense			$ 40